Health Care Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	7.99%	9.14%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	0.61%	5.95%	6.85%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.61%	4.87%	5.39%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.36%	4.19%	4.84%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	0.35%	5.69%	6.57%